Supplemental Consolidating Financial Information Condensed Consolidating Balance Sheet (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 08, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred revenue		$ 0	$ 1,715,000
Cash	11,571,000	20,608,000	10,498,000
Restricted cash	690,000	690,000
Accounts receivable, net	44,540,000	37,442,000	9,333,000
Accounts Receivable, Related Parties	0	0	0
Inventories	11,961,000	22,418,000	7,763,000
Due from sponsor			5,615,000
Prepaid expenses and other current assets	2,150,000	1,625,000	566,000
Total current assets	70,912,000	82,783,000	33,775,000
Property, plant and equipment	198,092,000	195,834,000	154,527,000
Goodwill and intangible assets, net	69,400,000	71,936,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0	0
Other assets	3,544,000	3,808,000	1,095,000
Total assets	341,948,000	354,361,000	189,397,000
Accounts payable	9,752,000	10,108,000	4,657,000
Accrued and other current liabilities	8,314,000	7,669,000	2,534,000
Accounts Payable, Related Parties, Current	0	0	0
Due to sponsor	6,399,000	10,352,000	80,965,000
Total current liabilities	24,465,000	28,129,000	89,871,000
Long-term debt	124,750,000	138,250,000
Asset retirement obligation	4,685,000	4,628,000	4,399,000
Liabilities	153,900,000	171,007,000	94,270,000
Commitments and contingencies	0	0	0
Total partners' capital	152,177,000	148,123,000	95,129,000
Partners' Capital Attributable to Noncontrolling Interest	35,871,000	35,231,000	(2,000)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	188,048,000	183,354,000	95,127,000	0
Liabilities and Equity	341,948,000	354,361,000	189,397,000
Reportable Legal Entities [Member] | Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred revenue			0
Cash	120,000	12,056,000	0
Restricted cash	0	0
Accounts receivable, net	0	0	0
Accounts Receivable, Related Parties	0	0	0
Inventories	0	0	0
Due from sponsor			6,226,000
Prepaid expenses and other current assets	1,071,000	573,000	24,000
Total current assets	1,191,000	12,629,000	6,250,000
Property, plant and equipment	6,000	7,000	6,000
Goodwill and intangible assets, net	0	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	347,887,000	329,604,000	88,309,000
Other assets	1,335,000	1,467,000	1,095,000
Total assets	350,419,000	343,707,000	95,660,000
Accounts payable	135,000	219,000	0
Accrued and other current liabilities	465,000	459,000	512,000
Accounts Payable, Related Parties, Current	72,529,000	55,779,000	19,000
Due to sponsor	363,000	877,000	0
Total current liabilities	73,492,000	57,334,000	531,000
Long-term debt	124,750,000	138,250,000
Asset retirement obligation	0	0	0
Liabilities	198,242,000	195,584,000	531,000
Commitments and contingencies	0	0	0
Total partners' capital	152,177,000	148,123,000	95,129,000
Partners' Capital Attributable to Noncontrolling Interest	0	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	152,177,000	148,123,000	95,129,000
Liabilities and Equity	350,419,000	343,707,000	95,660,000
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred revenue			1,715,000
Cash	7,238,000	3,991,000	10,498,000
Restricted cash	690,000	690,000
Accounts receivable, net	38,501,000	31,581,000	8,199,000
Accounts Receivable, Related Parties	68,714,000	54,468,000	19,000
Inventories	8,413,000	16,265,000	3,541,000
Due from sponsor			0
Prepaid expenses and other current assets	943,000	859,000	369,000
Total current assets	124,499,000	107,854,000	22,626,000
Property, plant and equipment	114,306,000	113,335,000	72,838,000
Goodwill and intangible assets, net	69,400,000	71,936,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0	0
Other assets	2,209,000	2,341,000	0
Total assets	310,414,000	295,466,000	95,464,000
Accounts payable	7,956,000	8,087,000	1,977,000
Accrued and other current liabilities	4,341,000	3,917,000	1,243,000
Accounts Payable, Related Parties, Current	0	0	0
Due to sponsor	834,000	382,000	611,000
Total current liabilities	13,131,000	12,386,000	5,546,000
Long-term debt	0	0
Asset retirement obligation	1,702,000	1,673,000	1,555,000
Liabilities	14,833,000	14,059,000	7,101,000
Commitments and contingencies	0	0	0
Total partners' capital	295,581,000	281,407,000	88,363,000
Partners' Capital Attributable to Noncontrolling Interest	0	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	295,581,000	281,407,000	88,363,000
Liabilities and Equity	310,414,000	295,466,000	95,464,000
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred revenue			0
Cash	4,213,000	4,561,000	0
Restricted cash	0	0
Accounts receivable, net	6,039,000	5,861,000	1,134,000
Accounts Receivable, Related Parties	3,815,000	1,311,000	0
Inventories	3,884,000	7,102,000	4,222,000
Due from sponsor			0
Prepaid expenses and other current assets	136,000	193,000	173,000
Total current assets	18,087,000	19,028,000	5,529,000
Property, plant and equipment	83,780,000	82,492,000	81,683,000
Goodwill and intangible assets, net	0	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0	0
Other assets	0	0	0
Total assets	101,867,000	101,520,000	87,212,000
Accounts payable	1,661,000	1,802,000	2,680,000
Accrued and other current liabilities	3,508,000	3,293,000	779,000
Accounts Payable, Related Parties, Current	0	0	0
Due to sponsor	5,202,000	9,093,000	80,965,000
Total current liabilities	10,371,000	14,188,000	84,424,000
Long-term debt	0	0
Asset retirement obligation	2,983,000	2,955,000	2,844,000
Liabilities	13,354,000	17,143,000	87,268,000
Commitments and contingencies	0	0	0
Total partners' capital	52,642,000	49,146,000	(54,000)
Partners' Capital Attributable to Noncontrolling Interest	35,871,000	35,231,000	(2,000)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	88,513,000	84,377,000	(56,000)
Liabilities and Equity	101,867,000	101,520,000	87,212,000
Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred revenue			0
Cash	0	0	0
Restricted cash	0	0
Accounts receivable, net	0	0	0
Accounts Receivable, Related Parties	(72,529,000)	(55,779,000)	(19,000)
Inventories	(336,000)	(949,000)	0
Due from sponsor			(611,000)
Prepaid expenses and other current assets	0	0	0
Total current assets	(72,865,000)	(56,728,000)	(630,000)
Property, plant and equipment	0	0	0
Goodwill and intangible assets, net	0	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(347,887,000)	(329,604,000)	(88,309,000)
Other assets	0	0	0
Total assets	(420,752,000)	(386,332,000)	(88,939,000)
Accounts payable	0	0	0
Accrued and other current liabilities	0	0	0
Accounts Payable, Related Parties, Current	(72,529,000)	(55,779,000)	(19,000)
Due to sponsor	0	0	(611,000)
Total current liabilities	(72,529,000)	(55,779,000)	(630,000)
Long-term debt	0	0
Asset retirement obligation	0	0	0
Liabilities	(72,529,000)	(55,779,000)	(630,000)
Commitments and contingencies	0	0	0
Total partners' capital	(348,223,000)	(330,553,000)	(88,309,000)
Partners' Capital Attributable to Noncontrolling Interest	0	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(348,223,000)	(330,553,000)	(88,309,000)
Liabilities and Equity	$ (420,752,000)	$ (386,332,000)	$ (88,939,000)